Income Taxes - Summary of Domestic and International Components of Income (Loss) Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic	$ 6,993,316	$ 20,546,466	$ (19,784,397)
Foreign	2,057,588	568,201	(1,591,596)
Income (loss) before income taxes	$ 9,050,904	$ 21,114,667	$ (21,375,993)